Significant Components of Other Current Liabilities (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 30, 2014	Dec. 31, 2013
Other Liabilities [Line Items]
Deferred revenues		$ 41,773	$ 36,408
Accrued expenses		23,617	23,265
Dividends payable		19,006	19,508
Dissenting shareholder liability			25,723	[1]
Other		70,409	54,266
Total	$ 154,805	$ 154,805	$ 159,170

[1]	Refer to Note 24 on acquisitions for additional information.